Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Operating results for discontinued operations are as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Net revenues	$253.7	$6.3	$279.5	$282.7

Income from discontinued operations before income taxes	23.3	(0.9)	54.8	48.6
Provision for income taxes on discontinued operations	9.5	(0.5)	21.7	20.0
Net income from discontinued operations	$13.8	$(0.4)	$33.1	$28.6